Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$297,429,128.16	0.5960504	$258,306,977.37	0.5176493	$39,122,150.78
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$972,659,128.16	0.6436208	$933,536,977.37	0.6177332	$39,122,150.78

Weighted Avg. Coupon (WAC)	3.95%		3.95%
Weighted Avg. Remaining Maturity (WARM)	45.25		44.36
Pool Receivables Balance	$1,026,330,399.17		$984,820,105.76
Remaining Number of Receivables	69,934		68,731

Adjusted Pool Balance	$1,013,186,591.83		$972,434,351.43

III. COLLECTIONS

Principal:
Principal Collections	$39,976,879.96
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$888,485.35
Total Principal Collections	$40,865,365.31

Interest:
Interest Collections	$3,340,689.43
Late Fees & Other Charges	$71,205.21
Interest on Repurchase Principal	$-
Total Interest Collections	$3,411,894.64

Collection Account Interest	$287.22
Reserve Account Interest	$66.07
Servicer Advances	$-

Total Collections	$44,277,613.24

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$44,277,613.24
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$52,059,412.44
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$855,275.33		$855,275.33	$855,275.33
Collection Account Interest					$287.22
Late Fees & Other Charges					$71,205.21
Total due to Servicer					$926,767.76

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$99,143.04		$99,143.04
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$390,241.71		$390,241.71	$390,241.71

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$42,882,679.93

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$39,122,150.78

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$39,122,150.78
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$39,122,150.78		$39,122,150.78
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$39,122,150.78

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,760,529.15

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,143,807.34
Beginning Period Amount	$13,143,807.34
Current Period Amortization	$758,053.01
Ending Period Required Amount	$12,385,754.33
Ending Period Amount	$12,385,754.33
Next Distribution Date Amount	$11,653,260.35

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$40,527,463.67	$38,897,374.06	$38,897,374.06
Overcollateralization as a % of Original Adjusted Pool		2.60%	2.50%	2.50%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.60%	67,767	98.23%	$967,354,458.45
30 - 60 Days	1.16%	800	1.47%	$14,525,022.13
61 - 90 Days	0.20%	139	0.25%	$2,457,085.90
91 + Days	0.04%	25	0.05%	$483,539.28
		68,731		$984,820,105.76
Total
Delinquent Receivables 61 + days past due	0.24%	164	0.30%	$2,940,625.18
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.26%	179	0.33%	$3,413,088.07
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	170	0.31%	$3,269,214.93
Three-Month Average Delinquency Ratio	0.24%		0.31%

Repossession in Current Period		56		$1,095,454.90
Repossession Inventory		85		$738,893.58

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,533,413.45
Recoveries				$(888,485.35)
Net Charge-offs for Current Period				$644,928.10

Beginning Pool Balance for Current Period				$1,026,330,399.17

Net Loss Ratio				0.75%
Net Loss Ratio for 1st Preceding Collection Period				0.69%
Net Loss Ratio for 2nd Preceding Collection Period				0.78%
Three-Month Average Net Loss Ratio for Current Period				0.74%

Cumulative Net Losses for All Periods				$6,512,852.00
Cumulative Net Losses as a % of Initial Pool Balance				0.41%

Principal Balance of Extensions				$7,266,244.88
Number of Extensions				373

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